Equity Investments Acquired as Part of Business Combination (Parenthetical) (Detail)	Dec. 31, 2016
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest	66.70%
Consolidated subsidiary [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of non-controlling interest	25.00%